Supplemental cash flow information - Changes in current and non-current liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	$ 5,106,450	$ 3,776,918		$ 2,070,250
Proceeds from short term borrowings	3,411,263
Proceeds from short-term borrowings	3,411,263	3,273,888	$ 2,150,955
Proceeds from long-term borrowings	938,474	1,381,738	$ 0
Repayments of borrowings	(2,889,899)	(2,553,008)
Repayments of lease liabilities	(35,646)	(21,916)
Total changes from financing cash flows	1,424,192	2,080,702
Initial recognition of lease liabilities	70,078	54,569
Cancellation of lease liabilities	(21,151)	(2,829)
Interest expense	315,624	177,284
Interest paid	(277,350)	(152,392)
Amortization of loan fees	3,086
Total changes from other items	90,287	76,632
Changes from effects of foreign exchange rates	(56,106)	7,308
Adjustment for revised cash flow estimate	(2,478)
Loss on debt modification	2,761
Changes from effects of fair value measurement	(129,124)	(457,615)
Changes from interest on fair value measurement		(359)
Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	4,877,119	3,460,473		1,344,234
Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	61,782	27,795		2,614
Liabilities to credit institutions
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	3,458,272	2,036,755		1,329,716
Proceeds from short term borrowings	3,273,142
Proceeds from short-term borrowings		3,177,038
Proceeds from long-term borrowings	938,474
Repayments of borrowings	(2,755,562)	(2,482,674)
Total changes from financing cash flows	1,456,054	694,364
Interest expense	174,480	111,949
Interest paid	(165,642)	(104,762)
Amortization of loan fees	3,086
Total changes from other items	11,924	7,187
Changes from effects of foreign exchange rates	(46,461)	5,488
Liabilities to credit institutions | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	3,439,629	2,026,665		1,327,102
Liabilities to credit institutions | Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	18,643	10,090		2,614
Convertible liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,300,407	1,274,899
Proceeds from long-term borrowings		1,250,000
Total changes from financing cash flows	0	1,250,000
Interest expense	127,032	60,325
Interest paid	(104,285)	(42,620)
Total changes from other items	22,747	17,705
Loss on debt modification	2,761
Changes from effects of fair value measurement	0	7,553
Changes from interest on fair value measurement		(359)
Convertible liabilities | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,257,637	1,257,194
Convertible liabilities | Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	42,770	17,705
Other financing liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	180,222	176,614		17,132
Proceeds from short term borrowings	138,121
Proceeds from short-term borrowings		96,850
Proceeds from long-term borrowings		131,738
Repayments of borrowings	(134,337)	(70,334)
Total changes from financing cash flows	3,784	158,254
Interest expense	6,689	2
Interest paid		(2)
Total changes from other items	6,689
Changes from effects of foreign exchange rates	(4,387)	1,228
Adjustment for revised cash flow estimate	(2,478)
Changes from effects of fair value measurement	0
Other financing liabilities | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	179,853	176,614		17,132
Other financing liabilities | Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	369
Earn-out and Class C Shares liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	32,278	161,402		626,570
Changes from effects of fair value measurement	(129,124)	(465,168)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	135,271	127,248		$ 96,832
Repayments of lease liabilities	(35,646)	(21,916)
Total changes from financing cash flows	(35,646)	(21,916)
Initial recognition of lease liabilities	70,078	54,569
Cancellation of lease liabilities	(21,151)	(2,829)
Interest expense	7,423	5,008
Interest paid	(7,423)	(5,008)
Total changes from other items	48,927	51,740
Changes from effects of foreign exchange rates	$ (5,258)	$ 592